Weakening Dollar 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.07%	2.39%	1.86%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(15.02%)	(7.88%)	(7.14%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(16.76%)	(8.36%)	(7.40%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(8.86%)	(5.92%)	(5.04%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(17.52%)	(8.04%)	(6.88%)